Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring basis - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in money market funds	$ 23,715,016	$ 4,758,539
Quoted prices in active markets for identical assets (Level 1) | Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Quoted prices in active markets for identical assets (Level 1) | Unit purchase option liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in money market funds	0	0
Significant other observable inputs (Level 2) | Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant other observable inputs (Level 2) | Unit purchase option liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in money market funds	0	0
Significant unobservable inputs (Level 3) | Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	531	5,501
Significant unobservable inputs (Level 3) | Unit purchase option liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 6,607	$ 51